Other Receivables	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
OTHER RECEIVABLES

NOTE 12. OTHER RECEIVABLES

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Other receivables	1,353,992	1,341,605

The other receivables mainly relate to advances for purchase of halal products and inner layer film. Other receivables in the amount of $1,095,877 in 2025 and 2024 are due from a company in which a former director of the Company is an executive officer.